Note 22 - Borrowings from Related Parties and Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	December 31,	December 31,
	2025	2024
Unsecured Borrowings from related parties at FVTPL(i)	$505,600	$482,450

Secured Borrowings at amortized cost	$49,982	$25,000

Borrowings (non-current)	$505,600	$482,450
Borrowings (current)	$49,982	$25,000